PROPERTY AND EQUIPMENT (Details 1)	12 Months Ended
Sep. 30, 2018
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Office Equipment And Computers [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years